Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	2.58100%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$764,673.80

Principal:
Principal Collections	$13,133,699.96
Prepayments in Full	$6,217,002.56
Liquidation Proceeds	$103,865.78
Recoveries	$21,794.41
Sub Total	$19,476,362.71
Collections	$20,241,036.51

Purchase Amounts:
Purchase Amounts Related to Principal	$118,367.01
Purchase Amounts Related to Interest	$290.78
Sub Total	$118,657.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,359,694.30

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,359,694.30
Servicing Fee	$278,198.20	$278,198.20	$0.00	$0.00	$20,081,496.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,081,496.10
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,081,496.10
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,081,496.10
Interest - Class A-3 Notes	$132,381.99	$132,381.99	$0.00	$0.00	$19,949,114.11
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$19,738,438.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,738,438.53
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$19,668,361.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,668,361.53
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$19,619,011.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,619,011.53
Regular Principal Payment	$17,964,597.97	$17,964,597.97	$0.00	$0.00	$1,654,413.56
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,654,413.56
Residual Released to Depositor	$0.00	$1,654,413.56	$0.00	$0.00	$0.00
Total		$20,359,694.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,964,597.97
Total					$17,964,597.97

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,964,597.97	$41.54	$132,381.99	$0.31	$18,096,979.96	$41.85
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$17,964,597.97	$13.65	$462,484.57	$0.35	$18,427,082.54	$14.00

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$84,951,008.59	0.1964321	$66,986,410.62	0.1548926
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$281,741,008.59	0.2141068	$263,776,410.62	0.2004548

Pool Information
Weighted Average APR	2.662%	2.651%
Weighted Average Remaining Term	30.10	29.30
Number of Receivables Outstanding	22,263	21,565
Pool Balance	$333,837,836.25	$314,035,702.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$309,776,779.20	$291,515,149.22
Pool Factor	0.2343052	0.2204070

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$22,520,552.98
Targeted Overcollateralization Amount	$50,259,291.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,259,291.58

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		49	$229,198.74
(Recoveries)		51	$21,794.41
Net Loss for Current Collection Period			$207,404.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7455%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2785%
Second Prior Collection Period			-0.0592%
Prior Collection Period			0.7012%
Current Collection Period			0.7683%
Four Month Average (Current and Prior Three Collection Periods)			0.4222%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,457	$7,060,812.76
(Cumulative Recoveries)			$1,913,071.06
Cumulative Net Loss for All Collection Periods			$5,147,741.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3613%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,873.75
Average Net Loss for Receivables that have experienced a Realized Loss			$2,095.13

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.15%	183	$3,596,283.52
61-90 Days Delinquent	0.09%	18	$271,622.54
91-120 Days Delinquent	0.04%	4	$132,033.78
Over 120 Days Delinquent	0.09%	10	$268,530.33
Total Delinquent Receivables	1.36%	215	$4,268,470.17

Repossession Inventory:
Repossessed in the Current Collection Period		6	$109,748.22
Total Repossessed Inventory		10	$175,637.23

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1879%
Prior Collection Period			0.1931%
Current Collection Period			0.1484%
Three Month Average			0.1765%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2140%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	August 2022
Payment Date	9/15/2022
Transaction Month	34

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	70	$1,345,133.42
2 Months Extended	100	$1,948,478.85
3+ Months Extended	7	$171,857.08

Total Receivables Extended	177	$3,465,469.35

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer